INVENTORIES, NET (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Inventory Disclosure [Abstract]
Capitalized interest	¥ 149,105	¥ 180,419